Business Segments - Other Costs by Segment (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Segment Reporting Information [Line Items]
Total other costs	$ 9	$ 64
Operating Segments [Member] | Rig Systems [Member]
Segment Reporting Information [Line Items]
Total other costs		2
Operating Segments [Member] | Rig Aftermarket [Member]
Segment Reporting Information [Line Items]
Total other costs	0
Operating Segments [Member] | Wellbore Technologies [Member]
Segment Reporting Information [Line Items]
Total other costs	3	26
Operating Segments [Member] | Completion & Production Solutions [Member]
Segment Reporting Information [Line Items]
Total other costs	$ 6	$ 36